STABLE VALUE FUND / INVESTMENT CONTRACT DISCLOSURE	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
STABLE VALUE FUND / INVESTMENT CONTRACT DISCLOSURE	STABLE VALUE FUND / INVESTMENT CONTRACT DISCLOSURE
Plan Year 2025

Separately Managed Stable Value Investment Option - Effective September 2, 2025, the Plan offers the Fund, which is a separately managed stable value investment option established exclusively for the Plan through an individual group annuity separate account contract, a wrap contract, with EAICA. The wrap contract typically includes certain conditions and limitations on the underlying assets. The wrap is a contract designed to accrue interest based on crediting rates established by the contract issuer.

The Fund consists of two primary components: (i) an investment portfolio managed by Empower Capital Management, LLC, which is primarily invested in fixed-income securities, and (ii) a group annuity contract issued by EAICA that provides a guarantee of principal and accrued interest through a contract value adjustment mechanism. The underlying assets supporting the contract are maintained in a separate account of EAICA; however, the Plan’s interest is in the annuity contract, rather than a direct ownership interest in the underlying assets.

The objective of the Fund is to provide capital preservation and liquidity for participant-directed transactions, while earning a stable rate of return over time. Participant balances and transactions are maintained at contract value (book value), which represents contributions, plus credited interest, less participant withdrawals and administrative expenses. Contract value is the relevant measurement attribute for this investment, as it represents the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. Participants are allowed reasonable access to their funds.

The contract provides for a crediting interest rate that is established periodically and applied to participant balances. The crediting rate is determined by the contract issuer using a formula that incorporates factors such as the yield of the underlying investment portfolio, the relationship between the market value and contract value of the assets, and other contract-specific factors. The crediting rate is established in advance and is typically reset on a quarterly basis. The contract guarantees the credit rate will not fall below zero.

The Fund is subject to an asset-based fee, which includes investment management fees, contract guarantee (wrap) fees, and administrative expenses. These fees are reflected through a reduction of the credited interest rate.

The contract is designed to be fully benefit-responsive, such that participant-directed transactions (including withdrawals due to retirement, termination, death, or other permitted events) are executed at contract value. The contract cannot be sold or assigned without the consent of the issuer. Certain events, including but not limited to plan-level actions such as plan termination, significant transfers, or other employer-initiated transactions, may result in withdrawals being paid at amounts other than contract value, including at market value or the lesser of contract value and market value, as defined in the contract. Management believes that the occurrence of events that would limit the ability of the Plan to transact at contract value is not probable.

Accordingly, the investment contract is presented at contract value in the Statements of Net Assets Available for Benefits. The fair value of the underlying assets differs from contract value due to fluctuations in interest rates and the timing of cash flows; however, such differences are not reflected in participant balances under the terms of the contract.

Plan Year 2024

Guaranteed Investment Contract - At December 31, 2024, the Plan had a fully benefit-responsive Guaranteed Investment Contract ("GIC") with Empower. Empower maintained the contributions in a general account, which was credited with earnings and charged for participant withdrawals and administrative expenses. The GIC was included in the financial statements at contract value. Contract value represented contributions made under the contract, plus transfers to the fund and credited interest, less participant withdrawals, transfers out of the fund and administrative expenses. Participants could ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
The GIC did not have any restrictions that impacted the ability of the Plan to collect the full contract value. However, the GIC did allow disbursements to be deferred over a period of time if the value of the disbursements exceeded 10% of the total beginning net assets of the guaranteed income fund pool in which the GIC belonged. Plan management believed that the occurrence of events that would have caused the Plan to transact at less than contract value was not probable. Empower could not terminate the contract at any amount less than the contract value.
Empower was contractually obligated to pay the principal and specified interest rate that was guaranteed to the Plan. The crediting interest rate was based on a formula agreed upon with Empower but could not be less than 1.5%. Such interest rates were reviewed on a semi-annual basis for resetting. The crediting rate of the product was established based on current economic and market conditions, the general interest rate environment, and both the expected and actual experience of a reference portfolio within the issuer’s general account. These rates were established without the use of a specific formula.